Trade receivables and other current assets - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	€ 905	€ 101
Prepaid expenses	2,560	2,981
Decrease in other receivables	(4,375)	(4,215)	€ (5,034)
Payments to suppliers for goods and services	1,100	2,700
Supplier
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Decrease in other receivables	1,300
Master Service Agreement | Janssen
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	500
2023 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	4,000
2023 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	3,762
2023 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	177
2022 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit		4,100
2022 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit		3,884
2022 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit		207
Third Party Services
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	1,100
Clinical Products
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	200
Janssen
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables | $				$ 20
LianBio, NBTXR3
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	300
MD Anderson Cancer Center, NBTXR3
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	€ 1,200	€ 1,500